CONDENSED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended							6 Months Ended		9 Months Ended
	Sep. 30, 2020		Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019		Jun. 30, 2019	Sep. 30, 2019		Sep. 30, 2020		Dec. 31, 2019
CONDENSED STATEMENT OF OPERATIONS
Formation and operating costs	$ 240,937				$ 369,066			$ 370,066		$ 768,783		$ 744,859
Loss from operations	(240,937)				(369,066)			(370,066)		(768,783)		(744,859)
Other income:
Interest earned on marketable securities held in Trust Account	118,097				3,530,496			3,530,496		2,417,317		6,639,430
Unrealized gain on marketable securities held in Trust Account	5,184				12,169			12,169		1,164		45,988
Other income, net	123,281				3,542,665			3,542,665		2,418,481		6,685,418
(Loss) income before income taxes	(117,656)				3,173,599			3,172,599		1,649,698		5,940,559
Benefit (provision) for income taxes	24,707				(666,245)			(666,245)		(346,514)		(1,247,517)
Net (loss) income	$ (92,949)		$ (126,353)	$ 1,522,486	$ 2,507,354		$ (1,000)	$ 2,506,354		$ 1,303,184		$ 4,693,042
Weighted average shares outstanding, basic and diluted	19,665,085	[1]			19,549,981	[1]		17,433,711	[1]	19,647,636	[1]	18,180,430	[2]
Basic and diluted net loss per common share	$ 0.00	[3]			$ 0.00	[3]		$ 0.00	[3]	$ (0.02)	[3]	$ (0.01)	[4]

[1]	Excludes an aggregate of 66,563,478 and 66,673,530 shares subject to possible redemption at September 30, 2020 and 2019.
[2]	Excludes an aggregate of up to 66,619,951 shares subject to possible redemption at December 31, 2019.
[3]	Excludes interest income of $0 and $1,612,947 attributable to shares subject to possible redemption for the three and nine months ended September 30, 2020 and $2,489,595 for three months ended September 30,2019 and for the period April 11, 2019 (inception) through September 30, 2019, respectively (see Note 2).
[4]	Excludes interest income of $4,868,674 attributable to shares subject to possible redemption for the period from April 11, 2019 (inception) through December 31,